CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 381,899	$ 907,551
Short-term investments	4,914,382	8,618,386
Receivables and other	116,966	190,564
Total current assets	5,413,247	9,716,501
Non-current assets
Marketable securities	12,404	7,422
Exploration and evaluation ("E&E") assets	4,077,474	2,280,490
Property and equipment	9,745	827
Total assets	9,512,870	12,005,240
Current liabilities
Accounts payable and accrued liabilities	228,698	676,605
Total liabilities	228,698	676,605
SHAREHOLDERS' EQUITY
Share capital	16,568,175	16,568,175
Other reserves	3,390,199	2,355,931
Accumulated other comprehensive income (loss) ("AOCI")	(574,949)	(574,949)
Deficit	(10,099,253)	(7,020,522)
Total equity	9,284,172	11,328,635
Total liabilities and shareholders' equity	$ 9,512,870	$ 12,005,240